Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Entity Central Index Key	0000718935
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000000110 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Class Name	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Trading Symbol	DITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Intermediate Municipal Bond Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Intermediate Municipal Bond Fund, Inc.	$33	0.65%*
*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65% [1]
Net Assets	$ 358,000,000
Holdings Count | Holding	191
Investment Company Portfolio Turnover	14.62%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 11/30/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$358	191	14.62%

Holdings [Text Block]	Portfolio Holdings (as of 11/30/25 ) Sector Allocation (Based on Net Assets) State Allocation (Based on Net Assets)

[1]	Annualized.